UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	National – 1.7% (1.3% of Total Investments)
$ 5,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 6.000%, 12/31/45 (Mandatory	4/19 at 100.00	Aaa	$ 5,308,750
	put 4/30/19) (Alternative Minimum Tax)
	Alabama – 1.3% (1.0% of Total Investments)
1,975	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,436,358
2,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,775,520
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	BBB	954,960
	Series 2004A, 5.250%, 1/01/14
4,975	Total Alabama			4,166,838
	Alaska – 0.2% (0.1% of Total Investments)
450	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.625%, 9/01/29	9/18 at 100.00	Aa3	481,932
	Arizona – 6.7% (5.1% of Total Investments)
404	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	412,403
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/11 at 100.00	N/R	1,959,260
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	CC	5,465,376
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
195	6.375%, 11/01/13	11/11 at 103.00	N/R	198,953
790	7.250%, 11/01/23	11/11 at 103.00	N/R	783,577
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,688,778
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	516,599
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
355	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	N/R (4)	430,349
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,093,305
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
1,000	5.500%, 12/01/29	No Opt. Call	A	991,110
5,000	5.000%, 12/01/37 (5)	No Opt. Call	A	4,457,600
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
1,000	4.700%, 4/01/22	4/14 at 100.00	N/R	1,007,310
1,000	4.900%, 4/01/32	4/17 at 100.00	N/R	929,520
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	958,320
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
22,879	Total Arizona			20,892,460
	California – 10.9% (8.3% of Total Investments)
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,348,939
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
685	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/10 at 100.00	N/R	452,881
	Hospital, Series 1993, 5.750%, 5/15/15 (9)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	8/18 at 100.00	Aa3	2,720,970
	Bond TRust 3103, 14.683%, 8/15/38 (IF)
500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	477,680
	of Central California, Series 2007, 5.250%, 2/01/27
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,488,000
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,964,224
	2004A, 7.750%, 3/01/34
1,825	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,620,290
	Option Bond Trust 3048, 16.929%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.090%, 11/15/38 (IF)	5/18 at 100.00	Aa3	661,679
1,000	18.164%, 11/15/48 (IF)	5/18 at 100.00	Aa3	970,920
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	964,679
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
1,000	Goden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	834,400
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.263%, 6/01/45 –
	AMBAC Insured (IF)
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	356,130
	Bonds, Series 2007A-1, 5.750%, 6/01/47
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	976,054
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,136,856
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	A	375,445
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,030,284
	District 3, Series 2004, 5.950%, 9/01/34
1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,213,740
	Airport, Tender Option Bond Trust 10-27B, 17.540%, 5/15/40 (IF)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	2,962,066
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	720,256
	Community Facilities District, Series 2004, 5.550%, 9/01/29
1,000	M-S-R Energy Authority, Gas Revenue Bonds, California Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	1,098,660
	6.500%, 11/01/39
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	Aa3	252,910
	18.058%, 8/01/37 – NPFG Insured (IF)
1,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa1	1,226,875
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds,
	Tender Option Bond Trust 11863:
500	17.440%, 8/01/34 (WI/DD, Settling 8/03/10) (IF)	8/18 at 100.00	Aa3	501,960
1,500	17.440%, 8/01/34 (WI/DD, Settling 8/03/10) (IF)	8/18 at 100.00	Aa3	1,505,880
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,129,905
	District 2001-1, Series 2004A, 6.125%, 9/01/39
38,215	Total California			33,991,683
	Colorado – 7.0% (5.3% of Total Investments)
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	1,023,242
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (4)	7,006
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	N/R (4)	412,688
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	699,907
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,834,650
	Chavez Academy, Series 2003, 8.000%, 5/01/34
435	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel	12/11 at 100.00	AAA	475,390
	Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	827,180
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	1,260,972
	Series 2006C-1, Trust 1090, 14.949%, 10/01/41 – AGM Insured (IF)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2008, Trust 1088:
1,000	13.147%, 9/01/34 (IF)	9/16 at 100.00	AA	267,550
260	13.774%, 9/01/41 (IF)	9/16 at 100.00	AAA	1,029,040
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	2,982,278
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	N/R	1,195,363
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	732,460
	2007, 5.500%, 12/01/27
1,990	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,062,794
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,564,080
	8.000%, 12/01/25
3,565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	3,891,055
	Utilities, Series 2008, 6.500%, 11/15/38
500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R	507,070
	Bonds, Series 2004, 6.750%, 12/01/33
22,416	Total Colorado			21,772,725
	Connecticut – 0.3% (0.3% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,064,410
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 0.1% (0.1% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	216,702
	Series 2001, 6.500%, 5/15/33
	Florida – 12.0% (9.1% of Total Investments)
1,450	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	793,933
	5.500%, 5/01/36
7,335	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	7,308,081
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	746,389
	11/01/20 (Alternative Minimum Tax)
100	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	98,112
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
8,205	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	8,364,095
	7.250%, 5/01/32
400	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special	5/14 at 101.00	N/R	400,360
	Assessment Bonds, Series 2004, 6.125%, 5/01/24
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,026,250
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/10 at 100.00	BB+	1,999,980
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 11.642%, 4/01/32 –	10/18 at 100.00	AAA	1,034,080
	AGC Insured (Alternative Minimum Tax) (IF)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AAA	1,408,650
	11834, 17.360%, 10/01/33 – AGM Insured (IF)
955	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	831,137
	Gardens, Series 2004A, 5.900%, 5/01/35
3,625	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/12 at 100.00	N/R	3,146,210
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,920	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	1,326,010
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	806,020
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
955	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	738,253
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,420,209
	6.650%, 5/01/40
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
125	6.000%, 5/01/23	5/13 at 101.00	N/R	108,006
4,735	6.125%, 5/01/35	5/13 at 101.00	N/R	3,728,955
40,470	Total Florida			37,284,730
	Georgia – 1.0% (0.7% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	1/11 at 100.00	BB–	484,530
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	654,350
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,865	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,903,046
	Terrace, Series 2003, 7.625%, 12/01/33
3,365	Total Georgia			3,041,926
	Guam – 0.5% (0.4% of Total Investments)
1,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	1,569,126
	Hawaii – 0.8% (0.6% of Total Investments)
980	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	808,088
	Maui, Series 2007, 5.500%, 1/01/37
1,655	Hawaii State Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian	7/19 at 100.00	Baa1	1,808,137
	Electric Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,635	Total Hawaii			2,616,225
	Illinois – 8.1% (6.1% of Total Investments)
1,350	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/10 at 100.00	N/R	1,351,067
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
980	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	980,294
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	950,550
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	723,550
	Hospital, Series 2006, 6.750%, 10/01/46 (9)
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,161,670
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	4,131,089
	2009, 7.000%, 8/15/44
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,364,715
	Health System, Series 2003, 5.150%, 2/15/37
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,088,400
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
7,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	8,018,946
	5.750%, 7/01/29 (UB)
1,150	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	937,308
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	357,829
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (9),(10)
1,988	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,921,044
	2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	806,643
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	597,570
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
960	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	749,606
	Series 2006, 6.000%, 3/01/36
26,857	Total Illinois			25,140,281
	Indiana – 10.3% (7.8% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	5,712,934
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	Baa1	19,812,405
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (Alternative Minimum Tax)
1,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	Aa1	1,314,438
	Health, Series 2009, Trust 3301, 14.326%, 11/15/30 (IF)
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of	3/14 at 101.00	BBB	2,532,925
	Northwest Indiana, Series 2004A, 6.000%, 3/01/34
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	10/10 at 101.00	Ba3	200,164
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	992,110
	Apartments, Series 2005A, 7.500%, 7/01/35
1,560	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,523,184
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
35,640	Total Indiana			32,088,160
	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	831,590
	5.500%, 7/01/25
	Louisiana – 5.1% (3.8% of Total Investments)
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BB+	5,189,050
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	501,700
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (6)
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	905,370
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,171,790
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/11 at 100.00	N/R	5,125,615
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,971,120
	Series 2001B, 5.875%, 5/15/39
17,125	Total Louisiana			15,864,645
	Maine – 1.0% (0.8% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,104,268
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.1% (0.9% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	844,970
	9/01/39 – SYNCORA GTY Insured
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/10 at 100.00	N/R	2,000,900
	7.400%, 9/01/19 (Alternative Minimum Tax)
350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	356,580
	Series 2004, 5.500%, 8/15/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/11 at 100.00	B3	301,281
	5.300%, 7/01/24 (9)
3,785	Total Maryland			3,503,731
	Massachusetts – 0.5% (0.3% of Total Investments)
400	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	385,636
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB	1,029,281
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,750	Total Massachusetts			1,414,917
	Michigan – 4.6% (3.5% of Total Investments)
1,180	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/10 at 100.00	N/R	1,081,317
	1999, 7.000%, 4/01/29
835	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/10 at 100.00	N/R	835,017
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,390	5.500%, 5/01/21	11/10 at 100.00	B–	770,658
15	5.500%, 5/01/21 – ACA Insured	11/10 at 100.00	B–	8,619
1,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,017,000
	3789, 18.420%, 5/01/18 (WI/DD, Settling 8/05/10) (IF)
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	741,990
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	680,480
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	1,006,480
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	793,750
	Public School Academy, Series 2007, 5.000%, 9/01/36
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/10 at 100.00	BB–	3,455,595
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AAA	587,060
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,390,710
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,197,730
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	810,120
	5.500%, 11/01/30
16,000	Total Michigan			14,376,526
	Minnesota – 1.5% (1.1% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,283,316
	Series 2004A, 6.750%, 12/01/33
1,335	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,351,354
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,023,836
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	959,710
	2005B, 6.000%, 5/01/30
4,760	Total Minnesota			4,618,216
	Mississippi – 0.6% (0.4% of Total Investments)
906	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	691,545
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,061,830
	Project, Series 2008A, 6.500%, 9/01/32
1,906	Total Mississippi			1,753,375
	Missouri – 2.8% (2.1% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	1,149,200
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,034,640
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	5,493,436
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC
	Insured (Alternative Minimum Tax) (UB)
1,300	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Ca	416,780
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax) (6)
795	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/10 at 100.00	N/R	604,844
	Projects, Series 2007A, 6.000%, 3/27/26
11,030	Total Missouri			8,698,900
	Montana – 2.1% (1.6% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/11 at 100.50	B	4,832,100
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
1,930	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,719,534
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
7,130	Total Montana			6,551,634
	Nebraska – 3.3% (2.5% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	10,275,483
	2, Series 2006A, 19.811%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.4% (0.3% of Total Investments)
1,415	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/16 at 100.00	N/R	1,365,984
	142, Series 2003, 6.375%, 8/01/23
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	9,900
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (6)
5,915	Total Nevada			1,375,884
	New Jersey – 2.1% (1.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	1,493,055
	5.750%, 6/15/29
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/10 at 100.50	B	1,591,160
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	501,235
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	690,744
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	1,062,800
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	742,217
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	329,545
	Series 2007-1A, 5.000%, 6/01/41
6,460	Total New Jersey			6,410,756
	New York – 1.9% (1.5% of Total Investments)
1,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,030,010
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,055,050
	5.000%, 11/15/34
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	2/11 at 100.00	CCC+	1,519,902
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	BBB	1,441,069
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	918,520
	Series 2007A, 5.250%, 12/01/16
6,075	Total New York			5,964,551
	North Carolina – 2.6% (2.0% of Total Investments)
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,306,834
	Bonds, Series 2008, Trust 1149, 13.139%, 7/15/32 (IF)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,026,725
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	Aa1	1,704,211
	2008, Tender Option Bonds Trust 3248, 26.710%, 10/01/21 (IF)
7,720	Total North Carolina			8,037,770
	Ohio – 4.1% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	BBB	264,146
375	5.750%, 6/01/34	6/17 at 100.00	BBB	280,658
10,855	5.875%, 6/01/47	6/17 at 100.00	BBB	7,693,481
2,990	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	2,272,908
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	B	921,540
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,411,720
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (9)
19,535	Total Ohio			12,844,453
	Oklahoma – 1.1% (0.8% of Total Investments)
955	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	855,919
	7.000%, 1/01/35
2,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	2,537,575
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
3,455	Total Oklahoma			3,393,494
	Pennsylvania – 2.9% (2.2% of Total Investments)
800	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	11/19 at 100.00	BB	856,384
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.875%, 5/01/30
420	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	Ca	406,728
	2005, 6.000%, 11/15/16
985	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	822,170
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,830,840
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	383,992
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
750	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	10/10 at 100.00	BBB	750,555
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	4,072,440
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
9,355	Total Pennsylvania			9,123,109
	Puerto Rico – 1.5% (1.1% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	2,474,490
	2009A, 0.000%, 8/01/32 (5)
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	2,043,780
	2010A, 5.500%, 8/01/42
5,000	Total Puerto Rico			4,518,270
	Rhode Island – 1.8% (1.4% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,058,150
	12/01/28 (Alternative Minimum Tax)
4,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,573,765
	Series 2002A, 6.250%, 6/01/42
5,835	Total Rhode Island			5,631,915
	South Carolina – 1.2% (0.9% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	2,498,280
	2007A, 7.750%, 11/01/39
1,185	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds,	4/13 at 101.00	BBB	1,212,563
	International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)
5,185	Total South Carolina			3,710,843
	Tennessee – 3.9% (3.0% of Total Investments)
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	928,010
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,951,140
	Wellmont Health System, Series 2006C, 5.250%, 9/01/26
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37 (9)	11/17 at 100.00	N/R	1,721,400
500	5.500%, 11/01/46 (9)	11/17 at 100.00	N/R	430,350
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/23	No Opt. Call	BB+	1,015,870
5,601	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	5,391,467
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	842,773
	Rutland Place, Series 2007A, 6.300%, 7/01/37
13,066	Total Tennessee			12,281,010
	Texas – 11.4% (8.5% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	715,050
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	1,779,040
	Series 2006B, 5.750%, 1/01/34
1,845	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	1/11 at 100.00	N/R	1,846,199
	Series 2001C, 9.750%, 1/01/26
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/11 at 100.00	CCC	9,535
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	381,262
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	12/20 at 100.00	BBB–	1,010,640
	Charter School, Series 2010A, 6.000%, 12/01/30
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,343,720
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,288,770
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,852,788
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,654,582
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	598,098
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	870,050
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/11 at 100.00	B3	1,768,611
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B3	605,688
975	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B3	978,510
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	804,340
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,035	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,131,524
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	1,981,680
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	968,840
1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC	517,210
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,960	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,004,104
	Texas Health Resources Project, Trust 1031, 12.168%, 2/15/30 (IF)
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	844,166
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	2,089,640
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	BBB	931,260
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CCC	160,521
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
37,070	Total Texas			35,135,828
	Virgin Islands – 2.4% (1.8% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	469,497
	Series 2009A, 6.750%, 10/01/37
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	5,067,200
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
2,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	Baa3	2,022,860
	Hovensa LLC, Series 2004, 5.875%, 7/01/22
7,420	Total Virgin Islands			7,559,557
	Virginia – 1.4% (1.0% of Total Investments)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/10 at 100.00	B+	996,160
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	1,698,042
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31 (Alternative
	Minimum Tax)
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	1,550,904
	Appriciation Series 2009B-2, 0.000%, 10/01/38 – AGC Insured
12,340	Total Virginia			4,245,106
	Washington – 3.2% (2.4% of Total Investments)
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,780	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,521,204
4,745	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	4,067,175
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	1,900,323
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	716,240
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax) (6)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,680,580
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,025	Total Washington			9,885,522
	West Virginia – 0.6% (0.5% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	472,490
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	460,834
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/14 at 100.00	A2	1,021,190
	Center, Series 2009A, 5.500%, 9/01/28
2,000	Total West Virginia			1,954,514
	Wisconsin – 5.9% (4.5% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	707,196
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
2,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	10/10 at 100.00	A3	2,299,770
	Series 1999A, 5.600%, 2/15/29 – ACA Insured
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/10 at 100.00	A	2,500,500
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R	990,140
	Inc., Series 2004A, 6.250%, 4/01/34
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series	12/19 at 100.00	A1	1,032,460
	2009A, 5.500%, 12/15/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
6,995	5.250%, 8/15/26	8/16 at 100.00	BBB+	6,812,920
4,500	5.250%, 8/15/34	8/16 at 100.00	BBB+	4,137,435
18,845	Total Wisconsin			18,480,421
$ 456,999	Total Investments (cost $414,713,762) – 132.2%			411,182,236
	Floating Rate Obligations – (3.3)%			(10,300,000)
	Other Assets Less Liabilities – 1.6%			5,115,150
	Auction Rate Preferred Shares, at Liquidation Value – (30.5)% (7)			(95,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 310,997,386

Investments in Derivatives
Forward Swaps outstanding at July 31, 2010:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
Barclays Bank PLC	$2,500,000	Receive	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$ (389,500)
JP Morgan	4,000,000	Receive	3-Month USD-LIBOR	4.783	Semi-Annually	5/05/11	5/05/40	(676,400)
								$(1,065,900)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$405,783,225	$5,399,011	$411,182,236
Derivatives:
Forward Swaps*	—	(1,065,900)	—	(1,065,900)
Total	$ —	$404,717,325	$5,399,011	$410,116,336
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	5,399,011
Balance at the end of period	$ 5,399,011

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$1,065,900
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $407,180,898.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 33,566,268
Depreciation	(39,865,302)
Net unrealized appreciation (depreciation) of investments	$ (6,299,034)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 23.1%.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(9)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(10)
During the current fiscal period, the Fund has not received the full amount of interest payments due on this issue. As such, the Adviser has instructed the custodian to decrease the interest rate accrual on this issue from 12.00% annually to 2.50% annually and to reflect such change in the Fund’s records.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010